Note 6. Equity Transactions: Schedule of Stock Options, Activity (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Stock Options, Activity

	2015		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	2,515,231	$1.91	2,210,981	$2.10
Granted	165,000	$1.84	377,500	$0.84
Exercised	1,250	$1.65	2,500	$1.90
Forfeited/expired during the year	38,750	$1.93	70,750	$2.33
Outstanding, end of year	2,640,231	$1.90	2,515,231	$1.91

Eligible for exercise at end of year	2,615,231	$1.91	2,442,731	$1.92

Weighted average fair value per option for options granted during the year	$1.84		$0.84

Options expected to vest over the life of the Plan	2,640,231		2,515,231